Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2022
Significant accounting policies
Schedule of the Company's subsidiaries

				Direct and indirect
				interest
Name	Main activities	Location	Investment type	2022	2021
Vitru Brasil Empreendimentos, Participações e Comércio S.A	Continuing education courses	Florianópolis - SC	Subsidiary	100%	100%
UNIASSELVI - Sociedade Educacional Leonardo da Vinci S/S Ltda	Distance learning, on-campus undergraduate and continuing education courses	Indaial - SC	Subsidiary	100%	100%
Sociedade Educacional do Vale do Itapocu S/S Ltda.	On-campus undergraduate and continuing education courses	Guaramirim - SC	Subsidiary	100%	100%
FAIR Educacional Ltda.	On-campus undergraduate and continuing education courses	Rondonópolis - MT	Subsidiary	100%	100%
FAC Educacional Ltda.	On-campus undergraduate and continuing education courses	Cuiabá - MS	Subsidiary	100%	100%
CESUMAR-Centro de Ensino Superior de Maringá Ltda.	Distance learning, on-campus undergraduate and continuing education courses	Maringá – PR	Subsidiary	100%	—
Rede Enem Serviços de Internet Ltda	Preparatory courses	Florianópolis - SC	Subsidiary	100%	—

Schedule of annual average rate of depreciation

Annual average rate
Buildings	4%
IT equipment	20%
Furniture, fittings and facilities	10%
Leasehold improvements	4% - 10%
Library	10%